SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts and revenue reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 18,136	$ 10,710	$ 15,474
Charges to Earnings	65,723	48,362	28,460
Charges to Other Accounts	247	(557)	(723)
Deductions	(59,958)	(40,379)	(32,501)
Balance at end of period	24,148	18,136	10,710
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	86,778	91,040	55,680
Charges to Earnings	7,813	(2,056)	29,721
Charges to Other Accounts	(1,601)	(2,206)	5,639
Deductions	0	0	0
Balance at end of period	92,990	86,778	91,040
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	4,726	0
Balance at end of period	$ 5,060	$ 4,726	$ 0